General (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2017	May 31, 2016	May 19, 2016	Dec. 31, 2017	Dec. 31, 2016
General (Textual)
Follow-on public offering		$ 50,000
Follow-on public offering per sahre price	$ 19.50	$ 11.00
Sale of ordinary shares			1,818,182	5,189	5,189
Total consideration of shares		$ 21,279		$ 30,206	$ 21,279
Other offering expenses	$ 2,194	$ 1,721	$ 1,455
Ordinary shares issued		2,090,909
AT&T Engagement [Member]
General (Textual)
Pursuant to AT&T Engagement				$ 24,528	$ 18,310
Percentage of consolidated revenues				66.00%	62.00%